Post balance sheet events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	34 Post balance sheet events
In January 2026, two Group subsidiaries (Reynolds American Inc. and R.J. Reynolds Tobacco Company (RJRT)) entered into a settlement agreement related to historical litigation with ITG Brands, LLC (ITG). The dispute was with respect to the liability arising under the Florida State Settlement Agreement, specifically regarding the four brands (Winston, Salem, Kool and Maverick) that were sold to ITG in 2015.
In settlement of the dispute, ITG paid RJRT a lump sum of US$200 million (£148.7 million) on 30 January 2026. Additionally, ITG will also reimburse
RJRT the following amounts by the following dates:
–15 October 2026: US$75.0 million (£55.8 million);
–15 October 2027: US$77.9 million (£57.9 million); and
–15 October 2028: US$80.8 million (£60.1 million).
Each payment is fully contingent upon RJRT accruing an overall MSA/Previously Settled States Settlement Agreements (PSSSA) liability in excess of the specified amount in the relevant calendar year.
The initial payment of US$200 million (£148.7 million) will be treated as an adjusting item in 2026, with the subsequent payments treated as a contingent asset until RJRT accrues an overall MSA/PSSSA liability requiring the relevant amounts to be paid. ITG is also required to reimburse RJRT for future payments RJRT makes to Florida based on sales of the Acquired Brands. Refer to note 31 for further information on the historical litigation with ITG.